Pension, Savings, And Other Employee Benefits (Schedule of Amounts Recognized in Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gain)/loss arising during measurement period	$ 15,357	$ 24,408
Items amortized during the measurement period:
Prior service credit/(cost)	(52)	(196)
Net actuarial gain/(loss)	(9,521)	(8,141)
Total recognized in other comprehensive income	5,784	16,071
Other Benefits
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gain)/loss arising during measurement period	2,222	2,032
Items amortized during the measurement period:
Prior service credit/(cost)	(95)	(170)
Net actuarial gain/(loss)	567	810
Total recognized in other comprehensive income	$ 2,694	$ 2,672